Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001742927
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Document Type	POS AM
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	On December 29, 2020, Reviva Pharmaceuticals Holdings, Inc. (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-251802) (as amended, the “Registration Statement”) covering the resale of up to (i) 2,887,104 shares of its common stock, par value $0.0001 per share, (ii) 6,881,313 shares of common stock issuable upon the exercise of certain warrants and (iii) 556,313 warrants to purchase common stock. The Registration Statement was originally declared effective by the SEC on January 11, 2021. This Post-Effective Amendment No. 1 is being filed in order to include information from the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2021 that was filed with the SEC on March 22, 2021 (the “Annual Report”) and to make certain corresponding changes in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.